ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 603,523	$ 85,004	¥ 673,669	¥ 661,390
Short term investments	50,143	7,062	205,861
Prepayments and other current assets	225,823	31,807	282,066
Total current assets	2,933,331	413,150	3,235,825
Total assets	3,089,036	435,083	3,473,814
Total liabilities	2,812,932	396,194	2,825,579
SHAREHOLDERS' DEFICIT
Treasury shares (2,330,620 shares as of December 31 2021 and 2022)	(5,887)	(829)	(40,859)
Additional paid-in capital	3,169,114	446,360	2,977,174
Accumulated deficit	(3,819,249)	(537,930)	(3,426,556)
Accumulated other comprehensive income	72,514	10,214	75,586
Total 111, Inc.' deficit	(583,451)	(82,177)	(414,599)
Total liabilities, mezzanine equity and equity	3,089,036	435,083	3,473,814
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	32	5	31
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	25	3	25
Parent
Current Assets:
Cash and cash equivalents	166,942	23,513	4,873
Short term investments			55,755
Prepayments and other current assets	1,948	274	3,168
Total current assets	168,890	23,787	63,796
Total assets	168,890	23,787	63,796
Other current liabilities	13,883	1,955	8,876
Amount due to subsidiaries and former VIE	187,606	26,424	73,128
Deficit in subsidiaries and former VIE	550,852	77,585	396,391
Total liabilities	752,341	105,964	478,395
SHAREHOLDERS' DEFICIT
Treasury shares (2,330,620 shares as of December 31 2021 and 2022)	(5,887)	(829)	(40,859)
Additional paid-in capital	3,169,114	446,360	2,977,174
Accumulated deficit	(3,819,249)	(537,930)	(3,426,556)
Accumulated other comprehensive income	72,514	10,214	75,586
Total 111, Inc.' deficit	(583,451)	(82,177)	(414,599)
Total liabilities, mezzanine equity and equity	168,890	23,787	63,796
Parent | Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	32	5	31
Parent | Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25